RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	6 Months Ended		9 Months Ended	12 Months Ended		18 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended			6 Months Ended	12 Months Ended			1 Months Ended		9 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2013 2011 Convertible Note [Member]	Dec. 31, 2013 2011 Convertible Note [Member]	Nov. 30, 2013 MB Technology Holdings LLC [Member]	Aug. 31, 2013 MB Technology Holdings LLC [Member]	Jun. 30, 2011 MB Technology Holdings LLC [Member]	Jun. 30, 2014 MB Technology Holdings LLC [Member]	Dec. 31, 2013 MB Technology Holdings LLC [Member]	Dec. 31, 2011 MB Technology Holdings LLC [Member]	Sep. 30, 2013 MB Technology Holdings LLC [Member]	Jan. 31, 2014 MB Technology Holdings LLC [Member] Subsequent Event [Member]	Mar. 31, 2013 MB Technology Holdings LLC [Member] 2011 Convertible Note [Member]	Sep. 30, 2013 MB Technology Holdings LLC [Member] 2011 Convertible Note [Member]	Dec. 31, 2013 MB Technology Holdings LLC [Member] 2011 Convertible Note [Member]	Apr. 30, 2014 Mooers Branton & Co [Member]	Jun. 30, 2014 Mooers Branton & Co [Member]	Jun. 30, 2013 Mooers Branton & Co [Member]	Dec. 31, 2013 Mooers Branton & Co [Member]	Dec. 31, 2012 Mooers Branton & Co [Member]	Dec. 31, 2006 Mooers Branton & Co [Member]	Oct. 16, 2013 Walnut Hill Telephone Company [Member]	Dec. 31, 2013 Walnut Hill Telephone Company [Member]	Dec. 31, 2013 Haxtun Telephone Company [Member]
Related Party Transaction [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent												25.63%	33.00%
Liabilities Assumed														$ 250,000
Stock Issued During Period, Shares, New Issues (in shares)														342,857
Shares Issued, Price Per Share (in dollars per share)				$ 1.75		$ 1.75								$ 8.75
Related Party Transaction, Expenses from Transactions with Related Party	150,000	0																		25,000	0	480,000	960,000	960,000	80,000
Increase (Decrease) in Due to Related Parties, Total	955,000	1,218,000		91,000	1,098,000								428,000
Debt Conversion, Converted Instrument, Shares Issued				34,749				142,857									1,127,819		1,599,453
Debt Conversion Converted Instrument Exercise Price																			$ 6.87
Stock To be Issued Upon Conversion Of Warrant			1,363,636										42,857						1,363,636
Debt Instrument, Convertible, Conversion Price				$ 13.30		$ 13.30		$ 26.25					$ 13.30		$ 13.30			$ 13.30	$ 13.30
Share Price				$ 5.50		$ 5.50													$ 5.50
Debt Conversion Converted Instrument Stock Options Issued			571,428															571,428	571,428
Other Noncash Expense				0	1,500,000	3,600,000							2,506,000
Repayments of Related Party Debt									1,350,000			395,000	1,065,000
Short-term Debt, Refinanced, Amount							2,648,000			1,013,000			1,013,000
Due to Affiliate												1,131,000	1,526,000
Proceeds from Related Party Debt		2,747,000		2,727,000												1,350,000
Related Party Transaction, Other Revenues from Transactions with Related Party																										155,000	179,000	301,000
Proceeds from Issuance of Common Stock	$ 8,816,000	$ 0		$ 17,340,000	$ 400,000						$ 3,000,000